Debt - March 2018 Senior Term Loan Credit Agreement Amendment - Additional Information (Detail) - Acquisition Corp. - USD ($)	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018	Mar. 14, 2018
Debt Instrument [Line Items]
Face or principal amount of debt instrument	$ 3,004,000,000	$ 2,998,000,000	$ 2,851,000,000
March 2018 Senior Term Loan Credit Agreement Amendment
Debt Instrument [Line Items]
Face or principal amount of debt instrument				$ 320,000,000
Senior Term Loan Facility due 2023
Debt Instrument [Line Items]
Face or principal amount of debt instrument	$ 1,326,000,000	$ 1,326,000,000